Note 2 - Liquidity And Capital Resouce Matters	9 Months Ended
Sep. 30, 2013
Going Concern [Abstract]
Going Concern [Text Block]

2.                LIQUIDITY AND CAPITAL RESOURCE MATTERS

The Company has incurred significant losses to date and at September 30, 2013, had an accumulated deficit of approximately $54 million. In addition, broad commercial acceptance of the Company’s technology is critical to the Company’s success and ability to generate future revenues. At September 30, 2013, the Company’s total cash and cash equivalents were approximately $225,000, as compared to approximately $84,000 at December 31, 2012.

The Company has financed itself in the past through access to the capital markets by issuing secured and convertible debt securities, convertible preferred stock, common stock, and through factoring receivables. The Company currently requires approximately $400,000 per month to conduct operations, a monthly amount that it has been unable to achieve through revenue generation.

During the nine months ended September 30, 2013, the Company raised proceeds of $2,251,000 net of fees through the issuance of a senior secured promissory note, shares of common stock, and warrants. (See Notes 5 and 6).

If the Company is unable to generate sufficient revenue to meet its goals, it will need to obtain additional third-party financing to (i) conduct the sales, marketing and technical support necessary to execute its plan to substantially grow operations, increase revenue and serve a significant customer base; and (ii) provide working capital. No assurance can be given that any form of additional financing will be available on terms acceptable to the Company, that adequate financing will be obtained by the Company, in order to meet its needs, or that such financing would not be dilutive to existing shareholders.

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which contemplate continuation of the Company as a going concern, and assumes continuity of operations, realization of assets and the satisfaction of liabilities and commitments in the normal course of business. The matters described in the preceding paragraphs raise substantial doubt about the Company’s ability to continue as a going concern. Recoverability of a major portion of the recorded asset amounts shown in the accompanying balance sheet is dependent upon the Company’s ability to meet its financing requirements on a continuing basis, and become profitable in its future operations. The accompanying consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded assets or the amounts and classification of liabilities that might be necessary should the Company be unable to continue in existence.